Long-term investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended						12 Months Ended
	Jul. 31, 2024 USD ($)	Nov. 30, 2023 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥) item	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2024 USD ($)
Equity investments:
Equity method investments							¥ 1,275,287	¥ 1,505,509
(iii) Equity securities without readily determinable fair value
Equity securities using fair value option							1,103,150	1,528,861
Equity securities without readily determinable fair value							504,282	391,205
Equity securities with readily determinable fair value							33,865	45,323
Debt investments:
Held-to-maturity debt securities - time deposit							12,086	1,875,318
Available-for-sale debt securities							173,918	120,000
Retained asset-backed securities							23,419	21,000
Total							3,126,007	5,487,216			$ 428,261
Number of third party investors | item						3
Amount of investment						¥ 200,000
Total consideration									¥ 270,000
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]									Debt Securities, Available-for-sale, Unrealized Gain (Loss)
Capital contribution by company				¥ 550,000
Capital contribution by unrelated investors				¥ 100,000
Net cumulative fair value adjustments		¥ 977,294
Available-for-sale debt securities increase in fair value							425,711	0	¥ 0
Amount of tax impact on the increase in fair value of available for sale debt securities							89,411
Net loss on equity securities using fair value option							¥ 336,300
Joint venture
Debt investments:
Authorized share capital | $	$ 55,000
Group
Debt investments:
Amount of investment | $	28,000
Weineng
Debt investments:
Additional investment										¥ 270,000
Other third-party investors
Debt investments:
Percentage of equity interest							19.40%				19.40%
Additional investment			¥ 40,000		¥ 640,000
Weineng
Debt investments:
Percentage of equity interest						25.00%				19.80%
Other comprehensive income
Debt investments:
Unrealised gain on deferred tax		¥ 206,734
Discontinued Operations, Disposed of by Sale | Private company
Debt investments:
Recognized investment gain									171,567
Discontinued Operations, Disposed of by Sale | Private company
Debt investments:
Recognized investment gain									¥ 4,652
Non- Controlling Interests
Debt investments:
Net loss on equity securities using fair value option							¥ 68,068
CYVN Holding L.L.C.
Debt investments:
Equity method investment, fair value, excess amount over consideration adjusted to additional paid in capital | $	$ 27
Private funds And entities
Debt investments:
Amount of investment							¥ 279,079	¥ 128,225